Financial Instruments - Narrative (Detail)		1 Months Ended		9 Months Ended
	Sep. 25, 2017 USD ($) day $ / shares	Sep. 30, 2017 USD ($) vessel $ / shares shares	Jan. 31, 2014 shares	Sep. 30, 2017 USD ($) vessel $ / shares shares	Dec. 31, 2016 USD ($) $ / shares
Stock Purchase Warrants
Common stock, par value (in usd per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001
Stock purchase warrants		$ 44,479,000		$ 44,479,000	$ 11,754,000
Number of shares available through exercise of stock purchase warrant | shares			1,500,000.0	1,500,000
Foinaven FPSO And Banff FPSO | FSPO Unit
Vessels and equipment
Number of vessels | vessel		2		2
Discount rate		10.00%
Foinaven FPSO | FSPO Unit
Vessels and equipment
Vessels and equipment		$ 113,000,000		$ 113,000,000
Teekay Offshore
Stock Purchase Warrants
Exercise price of warrants (in usd per unit) | $ / shares	$ 0.01
Common stock, par value (in usd per share) | $ / shares	$ 4.00
Trading period | day	10
Term of warrants	7 years
Stock purchase warrants | Brookfield
Stock Purchase Warrants
Number of shares available through exercise of stock purchase warrant (in shares) | shares		14,500,000		14,500,000
Stock purchase warrants | Brookfield Transaction
Stock Purchase Warrants
Stock purchase warrants	$ 34,700,000
Stock purchase warrants | Brookfield Transaction | Teekay Offshore
Stock Purchase Warrants
Stock purchase warrants	34,700,000	$ 30,500,000		$ 30,500,000
Stock purchase warrants | Tanker Investments Limited
Stock Purchase Warrants
Stock purchase warrants		$ 0		$ 0
Series D Warrant
Stock Purchase Warrants
Number of shares available through exercise of stock purchase warrant (in shares) | shares		1,755,000		1,755,000
Exercise price of warrants (in usd per unit) | $ / shares		$ 4.55		$ 4.55
Term of warrants				7 years
Exercise term				6 months
Series D Warrant | Teekay Offshore
Stock Purchase Warrants
Stock purchase warrants	$ 1,900,000	$ 1,600,000		$ 1,600,000
Series D Warrant | Teekay Offshore
Stock Purchase Warrants
Number of shares available through exercise of stock purchase warrant (in shares) | shares		1,755,000		1,755,000
Volatility rate				84.20%